Reserves	12 Months Ended
Dec. 31, 2022
Disclosure Of Reserves Abstract
RESERVES

15. RESERVES

The share-based payment reserve for warrants represents the cost to issue warrants in the future based on their grant date fair value.

The share-based payment reserve for options represents the cost to issue share-based compensation, primarily share options, based on their grant date fair value.

Retained earnings represent the cumulative profits/(losses) of the entity which have not been distributed to shareholders. This reserve has been credited as part of the capital reduction exercise described below.

The translation reserve represents the unrealised gains or losses from the foreign currency translation of Companies within the Group.

The merger reserve arises on consolidation as a result of the share for share exchange transaction that took place this year described in note 13. It represents the difference between the share capital issued and the aggregate carrying value of assets and liabilities and other reserves of the previous parent on the merger date.